SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Abstract]
Buildings	$ 25,457,407	$ 24,110,272
Machinery and equipment	6,787,369	8,412,387
Office equipment and furniture	806,251	845,329
Automobiles	584,675	554,182
Leasehold improvements	40,362,205	39,557,272
Construction-in-progress (“CIP”)	6,406,144
Total	80,404,051	73,479,442
Less: Accumulated depreciation	(16,465,225)	(15,000,785)
Impairment of property, plant and equipment	(5,627,934)	(218,862)
Property, plant and equipment, net	$ 58,310,892	$ 58,259,795